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	November 20, 2007	WRITER’S DIRECT LINE
414.319.7348
brikkers@foley.com EMAIL

Via EDGAR		CLIENT/MATTER NUMBER
038584-0119
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Whiting USA Trust I and Whiting Petroleum Corporation—
Registration Statement on Form S-1 and Form S-3, respectively
Ladies and Gentlemen:
     On behalf of Whiting USA Trust I, a Delaware statutory trust (the “Trust”), and Whiting Petroleum Corporation, a Delaware corporation (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), the above-referenced Registration Statement, with exhibits, relating to the proposed initial public offering of the Trust’s units of beneficial interest in the Trust.
     Pursuant to Rule 457(p), the payment of the prescribed registration fee of $5,986.50 is made by an offset of $372.12 of the registration fee that was paid on June 28, 2007 pursuant to Rule 456(b), but unused, in connection with the Company’s Registration Statement No. 333-133889, which was filed on May 8, 2006, and $5,614.38 of the registration fee that was paid, but unused in connection with the Company’s Registration Statement No. 333-128398, which was filed on September 19, 2005. The registration fee for the above-referenced Registration Statement was calculated in accordance with Section 6(b) of, and Rule 457 under, the Securities Act. The Trust’s central index key is 0001417003 and the Company’s central index key is 0001255474.
     The Staff of the Securities and Exchange Commission is advised that the Company pre-cleared certain financial statement presentations relating to the above-referenced Registration Statement with Ms. Leslie Overton, Associate Chief Accountant in the Office of Chief Accountant, Division of Corporation Finance, pursuant to a letter dated November 6, 2007.
     Should any questions arise in connection with this filing, please contact the undersigned at (414) 319-7348 or John K. Wilson at (414) 297-5642.

Very truly yours,
/s/ Benjamin F. Rikkers
Benjamin F. Rikkers

cc:	Whiting Petroleum Corporation Working Group

BOSTON	JACKSONVILLE	ORLANDO	SILICON VALLEY
BRUSSELS	LOS ANGELES	SACRAMENTO	TALLAHASSEE
CENTURY CITY	MADISON	SAN DIEGO	TAMPA
CHICAGO	MILWAUKEE	SAN DIEGO/DEL MAR	TOKYO
DETROIT	NEW YORK	SAN FRANCISCO	WASHINGTON, D.C.